Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 CBKN [Member]	Dec. 31, 2011 Green Bankshares [Member]	Dec. 31, 2012 Southern Community Financial Corporation [Member]	Dec. 31, 2010 TIBB [Member]	Dec. 31, 2010 Failed Bank [Member]
Summary of changes in goodwill
Goodwill Beginning Balance	$ 131,987	$ 115,960	$ 36,724
Goodwill associated with the acquisition					50,095	29,141	16,027	29,999	6,725
Goodwill Ending Balance	$ 131,987	$ 115,960	$ 36,724